Warrants	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Warrants

10.      WARRANTS

(a) Issued	Warrants	Weighted Average Exercise Price
Balance, December 31, 2008	18,849,600	$0.29
Warrants exercised	(3,250,000)	0.13
Balance, December 31, 2009	15,599,600	0.32
Warrants exercised	(1,733,335)	0.13
Balance, December 31, 2010	13,866,265	0.35
Warrants issued	2,547,620	0.19
Balance, December 31, 2011	16,413,885	$0.33

The following table lists the common share warrants outstanding at December 31, 2011.  Each warrant is exchangeable for one common share.

Number Outstanding	Number Vested	Exercise Price	Expiry
1,634,310	1,634,310	$0.11	December 23, 2012
5,761,955	5,761,955	$0.19	December 23, 2012
450,000	450,000	$0.125	February 14, 2014
3,900,000	3,900,000	$0.20	February 14, 2014
560,000	560,000	$0.44	November 15, 2012
560,000	560,000	$0.50	November 15, 2012
500,000	500,000	$2.125	June 13, 2013
500,000	500,000	$2.25	June 13, 2013
1,000,000	-	$0.15	January 6, 2016
625,000	-	$0.24	March 16, 2016
714,286	-	$0.21	May 17, 2016
208,334	-	$0.18	August 12, 2016
16,413,885	13,866,265	$0.325